American Beacon Advisors, Inc.

220 E. Las Colinas Blvd., Ste. 1200

Irving, TX 75039

March 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds
1933 Act File No. 033-11387
1940 Act File No. 811-04984

Dear Sir or Madam:

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund,  and American Beacon Garcia Hamilton Quality Bond Fund (the “Funds”), each a series of the American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on February 28, 2019 (Accession Number: 0001133228-19-000809), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc:	Kathy K. Ingber, Esq.
K&L Gates LLP